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ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.8%
	BIOTECH & PHARMA - 86.4%
100,000	ACADIA Pharmaceuticals, Inc.(a)	$ 1,625,000
202,500	Amicus Therapeutics, Inc.(a)	2,008,800
25,000	Amphastar Pharmaceuticals, Inc.(a)	1,000,000
7,250	Argenx S.E. - ADR(a)	3,117,790
86,000	ArriVent Biopharma, Inc.(a)	1,595,300
85,000	Astellas Pharma, Inc. - ADR	838,100
80,000	Aurinia Pharmaceuticals, Inc.(a)	456,800
15,000	Axsome Therapeutics, Inc.(a)	1,207,500
15,000	BeiGene Ltd. - ADR(a)	2,140,050
60,000	Bicycle Therapeutics plc - ADR(a)	1,214,400
675,000	BioCryst Pharmaceuticals, Inc.(a)	4,171,500
16,500	BioMarin Pharmaceutical, Inc.(a)	1,358,445
70,000	Cabaletta Bio, Inc.(a)	523,600
47,500	Celldex Therapeutics, Inc.(a)	1,757,975
42,500	Cerevel Therapeutics Holdings, Inc.(a)	1,737,825
1,000	CG oncology, Inc.(a)	31,570
1,000,000	Coherus Biosciences, Inc.(a)	1,730,000
130,000	Dynavax Technologies Corporation(a)	1,459,900
20,000	Dyne Therapeutics, Inc.(a)	705,800
108,500	Galapagos N.V. - ADR(a)	2,688,630
3,500	Gilead Sciences, Inc.	240,135
35,000	GSK plc - ADR	1,347,500
122,000	Harmony Biosciences Holdings, Inc.(a)	3,680,740
20,000	Immatics N.V.(a)	232,400
36,500	Immunovant, Inc.(a)	963,600
20,000	Intra-Cellular Therapies, Inc.(a)	1,369,800
11,000	Jazz Pharmaceuticals plc(a)	1,174,030
2,500	KalVista Pharmaceuticals, Inc.(a)	29,450
1,125,000	Karyopharm Therapeutics, Inc.(a)	976,050
64,000	Mirum Pharmaceuticals, Inc.(a)	2,188,160
7,000	Neurocrine Biosciences, Inc.(a)	963,690
135,000	Nuvation Bio, Inc.(a)	394,200
117,500	Pacira BioSciences, Inc.(a)	3,361,675
82,000	Perspective Therapeutics, Inc.(a)	817,540

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	BIOTECH & PHARMA - 86.4% (Continued)
140,000	Pfizer, Inc.	$ 3,917,200
25,000	Protagonist Therapeutics, Inc.(a)	866,250
245,000	Revance Therapeutics, Inc.(a)	629,650
88,000	Roivant Sciences Ltd.(a)	930,160
60,000	Royalty Pharma plc, Class A	1,582,200
185,000	Sagimet Biosciences, Inc.(a)	632,700
17,500	Sanofi - ADR	849,100
7,500	Sarepta Therapeutics, Inc.(a)	1,185,000
26,000	Structure Therapeutics, Inc. - ADR(a)	1,021,020
75,000	Tourmaline Bio, Inc.	964,500
460,000	uniQure N.V.(a)	2,060,800
14,500	United Therapeutics Corporation(a)	4,618,975
88,252	Valneva S.E. - ADR(a)	648,652
10,000	Ventyx Biosciences, Inc.(a)	23,100
56,000	Verona Pharma plc - ADR(a)	809,760
16,500	Viking Therapeutics, Inc.(a)	874,665
12,500	Viridian Therapeutics, Inc.(a)	162,625
310,500	VYNE Therapeutics, Inc.(a)	611,685
		71,495,997
	HEALTH CARE FACILITIES & SERVICES - 2.4%
650,000	DocGo, Inc.(a)	2,008,500

	MACHINERY - 1.1%
20,000	Enovis Corporation(a)	904,000

	MEDICAL EQUIPMENT & DEVICES - 4.9%
56,500	Embecta Corporation	706,250
30,000	Exact Sciences Corporation(a)	1,267,500
15,000	Inari Medical, Inc.(a)	722,250
17,500	Medtronic PLC	1,377,425
		4,073,425

	TOTAL COMMON STOCKS (Cost $94,691,232)	78,481,922

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
2	Fidelity Government Portfolio, Class I, 5.20%(b)	$ 2
4,248,020	First American Treasury Obligations Fund, Class X, 5.21%(b)	4,248,020
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,248,022)	4,248,022

	TOTAL INVESTMENTS - 99.9% (Cost $98,939,254)	$ 82,729,944
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	83,927
	NET ASSETS - 100.0%	$ 82,813,871

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.